Operating Segment Information - Schedule of Segment Revenue and Results (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue
– from contracts with customers	$ 45,705	$ 41,991	$ 19,845
– other	52,620	35,023	22,698
Total Revenue	98,325	77,014	42,543
Cost of production and cost of hotel operation	(19,980)	(15,612)	(5,886)
Segment results	(12,731)	44,730	17,248
Other income	10,571	24,815	1,245
Finance costs	8,293	10,612	7,136
Profit before tax	(11,163)	46,373	19,059
Media and entertainment [Member]
Revenue
– from contracts with customers	17,740	18,859	14,422
– other
Total Revenue	17,740	18,859	14,422
Hotel operation, hospitality and VIP services [Member]
Revenue
– from contracts with customers	27,965	23,132	5,423
– other
Total Revenue	27,965	23,132	5,423
Strategic investment [Member]
Revenue
– from contracts with customers
– other	52,620	35,023	22,698
Total Revenue	52,620	35,023	22,698
Operating Segment [Member]
Revenue
– from contracts with customers	45,705	41,991	19,845
Cost of production and cost of hotel operation	(19,980)	(15,612)	(5,886)
Staff costs	(11,683)	(11,184)	(6,589)
Depreciation	(15,455)	(11,712)	(2,824)
Other segment expenses	(2,407)	(2,355)	(5,558)
Segment results	48,800	36,151	21,686
Other income	10,571	24,815	1,245
Share-based payment expenses	(58,902)
Gain from a bargain purchase			4,469
Finance costs	(8,293)	(10,612)	(7,136)
Corporate and other unallocated expenses	(3,339)	(3,981)	(1,205)
Profit before tax	(11,163)	46,373	19,059
Other segment information
Depreciation of property, plant and equipment	15,455	11,712	2,824
Amortization of intangible assets	9	9	9
Operating Segment [Member] | Media and entertainment [Member]
Revenue
Cost of production and cost of hotel operation	(8,206)	(7,102)	(3,761)
Staff costs	(6,807)	(7,340)	(6,242)
Depreciation	(538)	(312)	(137)
Other segment expenses	(2,027)	(2,033)	(2,843)
Segment results	162	2,072	1,439
Other segment information
Depreciation of property, plant and equipment	538	312	137
Amortization of intangible assets	9	9	9
Operating Segment [Member] | Hotel operation, hospitality and VIP services [Member]
Revenue
Cost of production and cost of hotel operation	(11,774)	(8,510)	(2,125)
Staff costs	(4,876)	(3,844)	(347)
Depreciation	(14,917)	(11,400)	(2,687)
Other segment expenses	(380)	(322)	(2,715)
Segment results	(3,982)	(944)	(2,451)
Other segment information
Depreciation of property, plant and equipment	14,917	11,400	2,687
Amortization of intangible assets
Operating Segment [Member] | Strategic investment [Member]
Revenue
Cost of production and cost of hotel operation
Staff costs
Depreciation
Other segment expenses
Segment results	52,620	35,023	22,698
Other segment information
Depreciation of property, plant and equipment
Amortization of intangible assets